Schedule of Share- based Payment Arrangement, Warrant Activity (Details) - Warrant [Member]	9 Months Ended
Sep. 30, 2023 $ / shares shares
Subsidiary, Sale of Stock [Line Items]
Number of warrants, beginning balance | shares	230,000
Warrant, weighted average exercise price, beginning balance | $ / shares	$ 0.98
Granted, expiry date	Apr. 03, 2023
Granted | shares
Granted, weighted average exercise price | $ / shares
Expired unexercised | shares	(230,000)
Expired unexercised | $ / shares	$ 0.98
Number of warrants, ending balance | shares
Warrant, weighted average exercise price, ending balance | $ / shares